BUSINESS COMBINATIONS	12 Months Ended
Feb. 02, 2018
Business Combinations [Abstract]
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

Fiscal 2018

VMware, Inc. Acquisitions

VeloCloud Networks, Inc. — During the fourth quarter of the fiscal year ended February 2, 2018, VMware, Inc. completed the acquisition of VeloCloud Networks, Inc. (“VeloCloud”), a provider of cloud-delivered software-defined wide-area network (SD-WAN) technology for enterprises and service providers. VMware, Inc. acquired VeloCloud to build on its network virtualization platform, VMware NSX, and to expand its networking portfolio. The total purchase price was $499 million, net of cash acquired of $24 million. The purchase price primarily included $142 million of identifiable intangible assets and $326 million of goodwill that is not expected to be deductible for tax purposes. The identifiable intangible assets primarily include completed technology of $87 million and customer contracts of $44 million, with estimated useful lives of six to seven years. The fair value of assumed unvested equity attributed to post-combination services was $30 million and will be expensed over the remaining requisite service periods on a straight-line basis. The estimated fair value of the stock options assumed by the Company was determined using the Black-Scholes option pricing model.

The preliminary allocation of the purchase price was based on a preliminary valuation and assumptions, and is subject to change within the measurement period. VMware, Inc. expects to finalize the allocation of the purchase price as soon as practicable and not later than one year from the acquisition date.

Prior to the closing of the acquisition, Dell Technologies, including VMware Inc., held an ownership interest in VeloCloud. Upon completion of the step acquisition, Dell Technologies recognized a gain of $8 million in interest and other, net for the remeasurement of its previously held ownership interest to fair value, which was $12 million.

The Company has not presented pro forma results of operations for the VeloCloud acquisition because it is not material to the Company's consolidated results of operations, financial position, or cash flows.

Other Business Combinations — During the second quarter of the fiscal year ended February 2, 2018, VMware, Inc. completed the acquisitions of Wavefront and Apteligent, Inc., which were not material to the Consolidated Financial Statements. These acquisitions are a part of VMware, Inc.’s strategy to accelerate the development of VMware, Inc.'s Cloud services and other technologies. The aggregate purchase price for the two acquisitions was $323 million, inclusive of the fair value of the Company's existing investment in Wavefront of $69 million and cash acquired of $35 million. The aggregate purchase price included $36 million of identifiable intangible assets and $238 million of goodwill that is not expected to be deductible for tax purposes. The identifiable intangible assets primarily relate to purchased technology, with estimated useful lives of five years. The fair value of assumed unvested equity attributable to post-combination services was $37 million and will be expensed over the remaining requisite service periods on a straight-line basis. The estimated fair value of the stock options assumed by the Company was determined using the Black-Scholes option pricing model.

The preliminary allocation of the purchase price was based on a preliminary valuation and assumptions, and is subject to change within the measurement period. VMware, Inc. expects to finalize the allocation of the purchase price as soon as practicable and not later than one year from the acquisition date.

Prior to the closing of the acquisition, Dell Technologies, including VMware, Inc., held an ownership interest in Wavefront. Upon completion of the step acquisition, Dell Technologies recognized a $45 million gain in interest and other, net for the remeasurement of its previously held ownership interest to fair value.

The Company has not presented pro forma results of operations for the foregoing acquisitions because they are not material to the Company's consolidated results of operations, financial position, or cash flows.

Fiscal 2017

EMC Merger Transaction

On September 7, 2016, EMC became a wholly-owned subsidiary of the Company as a result of the merger of Merger Sub with and into EMC. Pursuant to the terms of the merger agreement, upon the completion of the EMC merger transaction, each issued and outstanding share of common stock, par value $0.01 per share, of EMC (approximately 2.0 billion shares as of September 7, 2016) was converted into the right to receive (1) $24.05 in cash, without interest, and (2) 0.11146 validly issued, fully paid, and non-assessable shares of common stock of the Company designated as Class V Common Stock, par value $0.01 per share (the "Class V Common Stock"), plus cash in lieu of any fractional shares. Shares of the Class V Common Stock were approved for listing on the New York Stock Exchange (the "NYSE") under the ticker symbol "DVMT" and began trading on September 7, 2016.

In connection with the EMC merger transaction, the Company authorized 343 million shares of Class V Common Stock. On September 7, 2016, Dell Technologies issued 223 million shares of Class V Common Stock to EMC shareholders at a purchase price of $45.07 per share for an aggregate purchase price of approximately $10 billion. The total fair value of consideration transferred to effect the EMC merger transaction was approximately $64 billion, which primarily consisted of cash and such shares of Class V Common Stock, as well as the fair value of non-controlling interests in VMware, Inc. and Pivotal, majority-owned consolidated subsidiaries of EMC. See Note 18 of the Notes to the Consolidated Financial Statements for additional information on the Class V Common Stock.

Fair Value of Consideration Transferred — The following table summarizes the consideration transferred to effect the EMC merger transaction:

Purchase Price
(in millions)
Consideration transferred:
Cash	$47,694
Expense and other (a)	968
Class V Common Stock (b)	10,041
Total consideration transferred	58,703
Non-controlling interests (c)	6,048
Less: Post-merger stock compensation expense (d)	(800)
Total purchase price to allocate	$63,951
____________________
(a) Expense and other primarily consists of cash payment for post-merger stock compensation expense, as described in footnote (d), and the value related to pre-merger services of EMC equity awards converted to deferred cash awards.

(b)
The fair value of the Class V Common Stock is based on the issuance of approximately 223 million shares with a per-share fair value of $45.07 (the opening share price of the Class V Common Stock on the NYSE on September 7, 2016, the first day of trading), which shares were intended to track the economic performance of approximately 65% of the Company's economic interest in the VMware business, as of the closing date of the EMC merger transaction.

(c)
Non-controlling interests in VMware, Inc. and Pivotal was $6.0 billion as of September 7, 2016. The fair value of the non-controlling interest related to VMware, Inc. was calculated by multiplying outstanding shares of VMware, Inc. common stock that were not owned by EMC by $73.28 (the opening share price of VMware, Inc. Class A common stock on the NYSE on September 7, 2016). The fair value of the non-controlling interest relating to Pivotal was calculated based on the fair value of Pivotal, the ownership percentage of the non-controlling interests, and a discount for lack of control related to the non-controlling interest.

(d)
Pursuant to the guidelines of ASC 805, a portion of the consideration related to accelerated EMC equity awards was recorded as post-merger day one stock compensation expense. This expense is attributable to post-merger services not rendered due to the acceleration.

Assets Acquired and Liabilities Assumed — The EMC merger transaction has been accounted for as a business combination under the acquisition method of accounting. The cumulative impact of any subsequent changes resulting from the facts and circumstances that existed as of the transaction date will be adjusted in the reporting period in which the adjustment amount is determined. The following table summarizes, as of February 2, 2018, the purchase price allocation to the assets acquired and the liabilities assumed in the EMC merger transaction (in millions):

Current assets:
Cash and cash equivalents	$10,080
Short-term investments	1,765
Accounts receivable	2,810
Short-term financing receivables	64
Inventories, net	1,993
Other current assets	903
Total current assets	17,615
Property, plant, and equipment	4,490
Long-term investments	4,317
Long-term financing receivables, net	65
Goodwill	31,539
Purchased intangibles	31,218
Other non-current assets	445
Total assets	$89,689
Current liabilities:
Short-term debt	$905
Accounts payable	728
Accrued and other	3,259
Short-term deferred revenue	4,954
Total current liabilities	9,846
Long-term debt	5,474
Long-term deferred revenue	3,469
Deferred tax liabilities	6,625
Other non-current liabilities	324
Total liabilities	25,738
Total net assets	$63,951

The table above includes amounts allocated to ECD, which was divested in the fiscal year ended February 3, 2017. See Note 4 of the Notes to the Consolidated Financial Statements for more information on discontinued operations.

Pro Forma Financial Information — The following table provides unaudited pro forma results of operations for the period presented as if the transaction date had occurred on January 31, 2015, the first day of the fiscal year ended January 29, 2016.

Fiscal Year Ended
February 3, 2017
(in millions)
Total net revenue	$74,116
Net loss attributable to Dell Technologies Inc.	$(3,220)

The pro forma information for the fiscal year ended February 3, 2017 combines the Company's historical results for the fiscal year ended February 3, 2017 and EMC's historical results for the period from February 1, 2016 to September 6, 2016. The historical results have been adjusted in the pro forma information to give effect to items that are (a) directly attributable to the EMC merger transaction, (b) factually supportable, and (c) expected to have a continuing impact on the combined company's results. Additionally, the unaudited pro forma financial information includes EMC results that have been adjusted for ASC 606.

The pro forma information does not purport to represent what the combined company's results of operations or financial condition would have been had the EMC merger transaction actually occurred on the date indicated, and does not purport to project the combined company's results of operations for any future period or as of any future date.